Finance Lease Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Disclosure of maturity analysis of finance lease payments receivable
Amounts receivable under the Company’s finance leases include the Northern Goldfields solar facilities (2023), the Poplar Creek cogeneration facility (2023 and 2022) and the Southern Cross Energy facilities (2022), and are as follows:

As at Dec. 31	2023		2022
	Minimum lease receipts	Present value of minimum lease receipts	Minimum lease receipts	Present value of minimum lease receipts
Within one year	28	28	62	55
Second to fifth years inclusive	112	98	81	75
More than five years	117	64	60	51
	257	190	203	181
Less: unearned finance lease income	67	—	22	—
Total finance lease receivables	190	190	181	181

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease receivables (Note 13)	19		52
Long-term portion of finance lease receivables	171		129
Total finance lease receivables	190		181